UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     August 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $30,065 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109      251   120200 SH       SOLE                   120200        0        0
BANK OF AMERICA CORPORATION    COM              060505104      188    14262 SH       SOLE                    14262        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105       90    20000 SH       SOLE                    20000        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      316    20410 SH       SOLE                    20410        0        0
CITIGROUP INC                  COM              172967101       45    15000 SH       SOLE                    15000        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104       94    29400 SH       SOLE                    29400        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      432    11201 SH       SOLE                    11201        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      579    14297 SH       SOLE                    14297        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104        3    43000 SH  PUT  SOLE                    43000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    21270   144261 SH       SOLE                   144261        0        0
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107      302     9500 SH       SOLE                     9500        0        0
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      992    33016 SH       SOLE                    33016        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      325    10090 SH       SOLE                    10090        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1295    14020 SH       SOLE                    14020        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      200     4374 SH       SOLE                     4374        0        0
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      385    26464 SH       SOLE                    26464        0        0
SPDR TR                        UNIT SER 1       78462F103      304     3310 SH       SOLE                     3310        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105      417    30036 SH       SOLE                    30036        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      426    14261 SH       SOLE                    14261        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      360    14400 SH       SOLE                    14400        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      942    29590 SH       SOLE                    29590        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      849    29720 SH       SOLE                    29720        0        0